Consolidation of Navios Containers	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
CONSOLIDATION OF NAVIOS CONTAINERS

NOTE 3: CONSOLIDATION OF NAVIOS CONTAINERS

Navios Maritime Containers Inc. was incorporated in the Republic of the Marshall Islands on April 28, 2017 (date of inception) and on November 30, 2018, was converted into a limited partnership. In connection with the conversion, Navios Maritime Containers GP LLC, a Republic of the Marshall Islands limited liability company and wholly-owned subsidiary of Navios Holdings, was admitted as Navios Containers’ general partner and holds a non-economic interest that does not provide the holder with any rights to profits or losses of, or distribution by, the partnership. As a result of holding the general partner interest, control was obtained by Navios Holdings due to the fact that the general partner has exclusive management authority over Navios Containers’ operations, controls the appointment of three of the seven members of Navios Containers’ board of directors and has veto rights over certain significant actions of Navios Containers. The limited partners may not remove the general partner without the affirmative vote of at least 75% of the outstanding units (including units held by the general partner and its affiliates), voting as a single class. In addition, limited partners have no right to participate in the operation, management or control of Navios Containers’ business or transact any business in Navios Containers’ name. The general partner has the power to oversee and direct the partnership's operations and to manage and determine the partnership's strategies and policies on an exclusive basis and therefore, has the power to govern the financial and operating policies of Navios Containers. As of that date, the results of operations of Navios Containers are consolidated under Navios Holdings.

Navios Containers accounted for the control obtained as a business combination which resulted in the application of the “acquisition method”, as defined under ASC 805 Business Combinations, as well as the recalculation of Navios Holdings' equity interest in Navios Containers to its fair value at the date of obtaining control and the recognition of a gain in the consolidated statements of comprehensive (loss)/income. The excess of the fair value of Navios Containers’ identifiable net assets of $229,865 over the total fair value of Navios Containers’ total shares outstanding as of November 30, 2018 of $171,743, resulted in a bargain gain upon obtaining control in the amount of $58,122. The fair value of the 34,603,100 total Navios Container’s shares outstanding as of November 30, 2018 was determined by using the closing share price of $4.96, as of that date.

As of November 30, 2018, Navios Holdings’ interest in Navios Containers with a carrying value of $6,078 was remeasured to fair value of $6,269, resulting in a gain on obtaining control in the amount of $191 and is presented within "Bargain gain upon obtaining control" in the consolidated statements of comprehensive (loss)/income.

The results of operations of Navios Containers are included in Navios Holdings’ consolidated statements of comprehensive (loss)/income following the completion of the conversion of Navios Maritime Containers Inc. into a limited partnership on November 30, 2018.

If the acquisition had been consummated as of April 28, 2017 (date of inception), Navios Holdings’ pro-forma revenues and net loss for the year ended December 31, 2018 would have been $639,607 and $(313,971), respectively, and for the year ended December 31, 2017 would have been $502,237 and $(107,210), respectively. These pro-forma results include non-recurring items directly related to the business acquisition as follows: (a) the gain on obtaining control in the amount of $191 and (b) the bargain gain upon obtaining control in the amount of $58,122.

The unaudited pro forma results are for comparative purposes only and do not purport to be indicative of the results that would have actually been obtained if the control was obtained at the date of inception. The Navios Containers consolidation contributed revenues of $12,053 and net income of $752 to Navios Holdings for the year ended December 31, 2018.

The following table summarizes the fair value of Navios Containers outstanding shares, the fair value of assets and liabilities and the fair value of the noncontrolling interest in Navios Containers assumed on November 30, 2018:

Fair value of Navios Containers’ outstanding shares:
Fair value of Navios Holdings’ interest (3.7%)	6,269
Fair value of noncontrolling interest (96.3%)	$165,474
Total fair value of Navios Containers’ outstanding shares	171,743
Fair value of Navios Containers’ assets and liabilities:
Current assets (including cash and restricted cash of $24,400)	27,705
Vessels	376,133
Favorable lease terms	31,342
Long term receivable from affiliate companies	7,313
Other long term assets	1,099
Long term debt assumed (including current portion)	(199,000)
Current liabilities	(14,727)
Fair value of Navios Containers’ net assets	229,865
Bargain gain upon obtaining control	$58,122

The intangible assets listed below as determined at the date of obtaining control are amortized under the straight line method over the period indicated below:

	Weighted Average Amortization (years)	Amortization per Year
Favorable lease terms	1.4	$(22,391)